Fair Value Measurement	6 Months Ended
Jun. 30, 2023
Fair Value Measurement
Fair Value Measurement

14.Fair Value Measurement

	For the year ended	For the six months ended
	December 31, 2022	June 30, 2023
	RMB	RMB	US$
Warrant liability:
Level 1 Inputs	—	—	—
Level 2 Inputs	—	—	—
Level 3 Inputs	24,376	13,245	1,827
Balance at fair value	24,376	13,245	1,827

	As of December 31, 2022	As of June 30, 2023
Expiration of warrant (years)	4.9	4.4
Fair market value per share (US$)	0.84	0.5
Exercise price (US$)	2.75	2.75
Risk-free rate	4.05%	4.23%
Dividend yield	—	—
Standard derivation in the value of stock	131.2%	131.2%

14.Fair Value Measurement (Continued)

For the six months endedJune 30, 2023
RMB
Fair value of warrants at beginning of the period (Level 3)	24,376
Issuances	—
Change in fair value	(11,551)
Effect of exchange rate changes	420
Fair value of warrants at end of the period (Level 3)	13,245